Pension and Severance Benefits - Projected Benefit Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Domestic Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 19,468	$ 18,505
Actual return on plan assets	3,938	2,244
Employer contributions	839	1,274
Benefits paid	(2,872)	(2,555)
Foreign exchange	0	0
Fair value of plan assets at end of year	21,373	19,468
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	27,333	26,774
Service and interest cost	1,357	1,449
Actuarial loss (gain)	(2,779)	1,665
Benefits paid	(2,872)	(2,555)
Foreign exchange	0	0
Projected benefit obligation at end of year	23,039	27,333
Plan assets less than projected benefit obligation	(1,666)	(7,865)
Foreign Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	5,176	5,073
Actual return on plan assets	26	47
Employer contributions	6,538	8,372
Benefits paid	(6,228)	(8,275)
Foreign exchange	47	(41)
Fair value of plan assets at end of year	5,559	5,176
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	60,685	59,228
Service and interest cost	11,290	10,686
Actuarial loss (gain)	1,856	(942)
Benefits paid	(6,228)	(8,275)
Foreign exchange	208	(12)
Projected benefit obligation at end of year	67,811	60,685
Plan assets less than projected benefit obligation	$ (62,252)	$ (55,509)